Share-based compensation - Summary of Non Treasury Incentive Award Plan and Deferred Share Unit (Detail) - Deferred Share Units Plan	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,960,272	1,893,280
Granted	101,658	66,992
Outstanding, end of year	2,061,930	1,960,272